Critical Accounting Estimates and Assumptions	12 Months Ended
Dec. 31, 2017
Critical Accounting Estimates and Assumptions
Critical Accounting Estimates and Assumptions

5.Critical Accounting Estimates and Assumptions

Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. By definition, the resulting accounting estimates will seldom equal the related actual results. The estimates and assumptions that have a risk of causing a material adjustment to the carrying amounts of consolidated assets and liabilities within the next financial year are addressed below.

(a)Accounting for Programming

The Group produces a significant portion of programming for initial broadcast over its television networks in Mexico, its primary market. Following the initial broadcast of this programming, the Group then licenses some of this programming for broadcast in secondary markets, such as Mexico, the United States, Latin America, Asia, Europe and Africa. Under IFRS, in order to properly capitalize and subsequently amortize production costs related to this programming, the Group must estimate the expected future benefit period over which a given program will generate revenues (generally, over a five-year period). The Group then amortizes the production costs related to a given program over the expected future benefit period. Under this policy, the Group generally expenses approximately 70% of the production costs related to a given program in its initial broadcast run and defers and expenses the remaining production costs over the remainder of the expected future benefit period (see Note 2 (g)).

The Group estimates the expected future benefit periods based on past historical revenue patterns for similar types of programming and any potential future events, such as new outlets through which the Group can exploit or distribute its programming, including its consolidated subsidiaries and equity investees. To the extent that a given future expected benefit period is shorter than the estimate, the Group may have to accelerate capitalized production costs sooner than anticipated. Conversely, to the extent that a given future expected benefit period is longer than the estimate, the Group may have to extend the amortization schedule for the remaining capitalized production costs.

The Group also enters into license arrangements with various third party programming producers and providers, pursuant to which it receives the rights to broadcast programming produced by third parties over its television networks in Mexico. For programming licensed from third parties, the Group estimates the expected future benefit period based upon the term of the license. In addition, the Group may purchase programming from third parties, from time to time. In this case, the Group estimates the expected future benefit period based on the anticipated number of showings in Mexico. To the extent that a given future expected benefit period is shorter than the estimate, the Group may have to accelerate the purchase price or the license fee sooner than anticipated. Conversely, to the extent that a given future expected benefit period is longer than the estimate, the Group may have to extend the amortization schedule for the remaining portion of the purchase price or the license fee.

Assuming a hypothetical 10% decrease in expected future revenue from the Group’s programming as of December 31, 2017, the balance of such programming would decrease in the amount of Ps.222,330, with a corresponding increase in programming amortization expense.

(b)Investments in Associates and Joint Ventures

Some of the Group’s investments are structured as investments in associates and joint ventures (see Notes 2 (c) and 10). As a result, the results of operations attributable to these investments are not consolidated with the results of the Group’s various segments for financial reporting purposes, but are reported as share of income or loss of associates and joint ventures in the consolidated statement of income (see Note 10).

In the past, the Group has made significant capital contributions and loans to its associates and joint ventures, and it may in the future make additional capital contributions and loans to at least some of its joint ventures. In the past, some of these ventures have generated, and they may continue to generate, operating losses and negative cash flows as they continue to build and expand their respective businesses.

The Group periodically evaluates its investments in these associates and joint ventures for impairment, taking into consideration the performance of these ventures as compared to projections related to net sales, expenditures, strategic plans and future required cash contributions, among other factors. In doing so, the Group evaluates whether any declines in value are other than temporary. The Group has taken impairment charges in the past for some of these investments. Given the dynamic environments in which these businesses operate, as well as changing macroeconomic conditions, there can be no assurance that the Group’s future evaluations will not result in recognizing additional impairment charges for these investments.

Once the carrying balance of a given investment is reduced to zero, the Group evaluates whether it should suspend the equity method of accounting, taking into consideration both quantitative and qualitative factors, such as long-term loans guarantees it has provided to these associates and joint ventures, future funding commitments and expectations as to the viability of the business. These conditions may change from year to year, and accordingly, the Group periodically evaluates whether to continue to account for its various investments under the equity method.

(c)Goodwill and Other Indefinite-lived Intangible Assets

Goodwill and other intangible assets with indefinite useful lives are reviewed for impairment at least annually. When an impairment test is performed, the recoverable amount is assessed by reference to the higher of the net present value of the expected future cash flows (value in use) of the relevant cash generating unit and the fair value less cost to sell.

The recoverable amount of cash generating units has been determined based on fair value less costs to disposal calculations. These calculations require the use of estimates, including management’s expectations of future revenue growth, operating costs, profit margins and operating cash flows for each cash-generating unit.

During 2017 and 2016, the Group recorded impairment adjustments for other indefinite-lived intangible assets (trademarks) related to its Publishing business. Other than in the Publishing business, the Company believes that additional reasonable changes in assumptions would not trigger any additional impairment charges. See Note 2 (b) and (k) for disclosure regarding concession intangible assets.

(d)Long-lived Assets

The Group presents certain long-lived assets other than goodwill and indefinite-lived intangible assets in its consolidated statement of financial position. Long-lived assets are tested for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may no longer be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. Recoverability is analyzed based on projected cash flows. Estimates of future cash flows involve considerable management judgment. These estimates are based on historical data, future revenue growth, anticipated market conditions, management plans, and assumptions regarding projected rates of inflation and currency fluctuations, among other factors. If these assumptions are not correct, the Group would have to recognize a write-off or write-down or accelerate the amortization schedule related to the carrying value of these assets (see Notes 2 (l), 12 and 21). The Group has not recorded any significant impairment charges over the past few years.

(e)Deferred Income Taxes

The Group records its deferred tax assets based on the likelihood that these assets are realized in the future. This likelihood is assessed by taking into consideration the future taxable income. In the event the Group were to determine that it would be able to realize its deferred tax assets in the future in excess of the net recorded amount, an adjustment to the deferred tax asset would increase income in the period such determination was made. Should the Group determine that it would not be able to realize all or part of its net deferred tax asset in the future, an adjustment to the deferred tax asset would be charged to income in the period such determination was made.

(f)Financial Assets and Liabilities Measured at Fair Value

The Group has a significant amount of financial assets and liabilities which are measured at fair value on a recurring basis. The degree of management’s judgment involved in determining the fair value of a financial asset and liability varies depending upon the availability of quoted market prices. When observable quoted market prices exist, that is the fair value estimate the Group uses. To the extent such quoted market prices do not exist, management uses other means to determine fair value (see Notes 4 and 14).

(g)Exchange of Convertible Debentures due 2025 issued by UHI for Warrants issued by UHI

Significant judgment was applied in assessing the qualitative factors mentioned in IAS 39 Financial Instruments: Recognition and Measurement, to determine that the changes in cash flows, the different risks and rewards and contractual terms between the exchanged Convertible Debentures due 2025 issued by UHI and the received Warrants issued by UHI resulted in the derecognition of the Convertible Debentures.

The Company’s management applied significant judgment to determine the classification of the Warrants issued by UHI. These Warrants did not comply with the definition of a derivative financial instrument because the initial investment that the Group paid to acquire the original instrument (Convertible Debentures) was significant and a derivative requires no initial investment or one that is smaller than would be required for a contract with similar response to changes in market factors; therefore, the Group classified the Warrants issued by UHI as available-for-sale financial assets with changes in fair value recognized in other comprehensive income or loss in consolidated equity. Significant judgment was applied by the Company’s management in assessing that the characteristics of the Warrants are closer to an equity instrument in accordance with the IAS 32 Financial Instruments: Presentation (see Notes 3, 9, 10 and 14).